INCOME TAX (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expense (benefit) [Abstract]
Current	$ (277,000)	$ 0	$ (413,000)
Deferred	0	0	(646,000)
Disproportionate tax effect	1,444,000	0	0
Valuation allowance - change in estimate	(56,018,000)	0	847,000
Income tax benefit	(54,851,000)	0	(212,000)
Statutory federal income tax rate (in hundredths)	35.00%
Reconciliation of income tax benefit [Abstract]
Statutory rate applied to income (loss) before income tax	7,930,000	9,169,000	(7,144,000)
Net change in valuation allowance	(63,980,000)	(8,730,000)	9,369,000
Bank owned life insurance	(477,000)	(568,000)	(657,000)
Tax-exempt income	(402,000)	(453,000)	(521,000)
Disproportionate tax effect	1,444,000	0	0
U.S. Treasury warrant	359,000	100,000	(398,000)
Non-deductible meals, entertainment and memberships	55,000	55,000	50,000
Share-based compensation	8,000	258,000	0
Other, net	212,000	169,000	(911,000)
Income tax benefit	(54,851,000)	0	(212,000)
Pretax other comprehensive income			1,800,000
Deferred tax assets [Abstract]
Loss carryforwards	38,027,000	39,593,000
Allowance for loan losses	11,317,000	15,502,000
Fixed assets	3,081,000	2,664,000
Alternative minimum tax credit carry forward	2,672,000	2,577,000
Purchase premiums, net	2,280,000	2,413,000
Valuation allowance on other real estate owned	1,431,000	2,085,000
Share based payments	402,000	817,000
Vehicle service contract counterparty contingency reserve	523,000	765,000
Unrealized loss on trading securities	456,000	591,000
Other than temporary impairment charge on securities available for sale	466,000	507,000
Deferred compensation	523,000	512,000
Loss reimbursement on sold loans reserve	492,000	501,000
Non accrual loan interest income	325,000	325,000
Unrealized loss on derivative financial instruments	133,000	259,000
Reserve for unfunded lending commitments	178,000	209,000
Unrealized loss on securities available for sale	1,723,000	181,000
Other	40,000	162,000
Gross deferred tax assets	64,069,000	69,663,000
Valuation allowance	(1,137,000)	(65,117,000)
Total net deferred tax assets	62,932,000	4,546,000
Deferred tax liabilities [Abstract]
Mortgage servicing rights	4,799,000	3,855,000
Deferred loan fees	265,000	373,000
Federal Home Loan Bank stock	318,000	318,000
Gross deferred tax liabilities	5,382,000	4,546,000
Net deferred tax assets	57,550,000	0
Operating loss carryforwards [Abstract]
2017	663,000
2018	189,000
2022	194,000
2023	359,000
2029	25,467,000
2030	26,254,000
2031	17,170,000
2032	37,738,000
Total	108,034,000
Net operating loss carryforwards	108,034,000
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year	1,871,000	2,139,000	2,393,000
Additions based on tax positions related to the current year	11,000	15,000	23,000
Reductions due to the statute of limitations	(186,000)	(56,000)	(277,000)
Reductions due to settlements	(24,000)	(227,000)	0
Balance at end of year	1,672,000	1,871,000	2,139,000
Deferred income tax benefit attributed to OCI			600,000
State income tax expense (benefit)	(200,000)	0	700,000
Unrecognized tax benefits of effective tax rate	400,000
Penalties and interest expense	0	0	0
Penalties and interest accrued	0	0	0
NOL Unrealized excess benefits on share-based compensation	800,000
Open tax year	2010
Capital Loss Carryforward [Member]
Other Tax Carryforward [Line Items]
Federal capital loss carryfowards	300,000
Expiration dates	2014
Mepco [Member]
Valuation Allowance [Line Items]
Valuation allowance against deferred tax assets attributable to Mepco	$ 1,100,000